SUPPLEMENTAL DISCLOSURES	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplemental Disclosures [Abstract]
SUPPLEMENTAL DISCLOSURES
SUPPLEMENTAL DISCLOSURES

($000s)	2018	2017
Changes in non-cash working capital items:
Accounts receivable	$8,717	$(6,445)
Loans receivable	—	15,000
Deposits and prepaid expenses	193	1,496
Accounts payable and accrued liabilities	(10,958)	(3,578)
Total	$(2,048)	$6,473
Changes related to:
Operating activities	$16,692	$(272)
Financing activities	(6,371)	16,353
Investing activities	(12,369)	(9,608)
Total	$(2,048)	$6,473

Statement of Profit (Loss) and Comprehensive Income (Loss) Presentation
A mixed presentation of nature and function was used for the Company’s presentation of operating expenses in the Statement of Profit (Loss) and Comprehensive Income (Loss) for the current and comparative years. General and administrative expenses are presented by their function. Other expenses, including production, transportation, depletion and gain (loss) on dispositions are presented by their nature. Such presentation is in accordance with industry practice.
Total employee compensation costs included in total production and general administrative expenses in the Statements of Profit (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2018 and 2017 are detailed in the following table:

($000s)	2018	2017
Production	$7,169	$7,860
General and administrative (1)	13,399	19,274
Employee compensation	$20,568	$27,134

(1) Amount shown is net of capitalization.